Unsecured senior notes	12 Months Ended
Dec. 31, 2020
Unsecured senior notes
Unsecured senior notes
17. Unsecured senior notes
In April 2016, the Company issued unsecured senior notes with two maturity dates for an aggregate principal amount of US$1,000,000,000. Listed on the Singapore Stock Exchange, these notes are both fixed rate notes and senior unsecured obligations, with interest payable semi-annually in arrears on and of each year, beginning on October 29, 2016. The unsecured senior notes were issued at a discount amounting to RMB79,289,000. The debt issuance costs of RMB35,727,000 were presented as a direct deduction from the principal amount of the unsecured senior notes in the consolidated balance sheets.
In January 2020, the Company issued unsecured senior notes with two maturity dates for an aggregate principal amount of US$1,000,000,000. Listed on the Singapore Stock Exchange, these notes are both fixed rate notes and senior unsecured obligations, with interest payable semi-annually in arrears on and of each year, beginning on July 14, 2020. The unsecured senior notes were issued at a discount amounting to RMB36,805,000. The debt issuance costs of RMB44,681,000 were presented as a direct deduction from the principal amount of the unsecured senior notes in the consolidated balance sheets.
For the year ended December 31, 2020, the Group repurchased the Company’s unsecured senior notes with a total principal amounts of US$12,000,000 (RMB78,300,000) at a reacquisition price of US$10,224,000 (RMB72,326,000) from the open market. The repurchased unsecured senior notes were derecognized from the Group’s consolidated balance sheets, and the relevant repurchase gains amounting to RMB11,101,000 were recognized in “interest expense” in the Group’s consolidated statements of operations and comprehensive income/(loss).
A summary of the Company’s unsecured senior notes as of December 31, 2019 and 2020 is as follows:

	As of December 31,		Effective interest rate
	2019	2020
	RMB’000	RMB’000
US$500,000 3.125% notes due 2021	3,477,276	3,259,882	3.37%
US$500,000 3.875% notes due 2026	3,435,216	3,219,927	4.15%
US$700,000 3.375% notes due 2030	—	4,502,213	3.47%
US$300,000 4.125% notes due 2050	—	1,872,416	4.25%

Carrying value	6,912,492	12,854,438
Unamortized discount and debt issuance costs	63,708	117,063

Total principal amounts of unsecured senior notes	6,976,200	12,971,501

The effective interest rates for the unsecured senior notes include the interest charged on the notes as well as amortization of the debt discounts and debt issuance costs.
The unsecured senior notes contain covenants including, among others, limitation on liens, consolidation, merger and sale all or substantially all of the Company’s assets. The notes will rank senior in rights of payment to all of the Company’s existing and future obligations expressly subordinated in rights of payment to the notes and rank at least equal in rights of payment with all of the Company’s existing and future unsecured and unsubordinated obligations (subject to any priority rights pursuant to applicable law).
As of December 31, 2020, the principal of the unsecured senior notes of RMB3,262,450,000, RMB3,262,450,000, RMB4,534,805,000 and RMB1,911,796,000 will be due in 2021, 2026, 2030 and 2050, respectively. The principal of the unsecured senior notes will be due according to the following schedule:

Principal amounts
RMB’000
Within 1 year	3,262,450
Between 1 to 2 years	—
Between 2 to 3 years	—
Between 3 to 4 years	—
Between 4 to 5 years	—
Beyond 5 years	9,709,051

Total	12,971,501